Expense Example - Baron Emerging Markets Select ETF - Baron Emerging Markets Select ETF	Feb. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255